Common Stock, Preferred Stock and Warrants - Assumptions used to estimate fair value of warrants (Details) - Warrants	6 Months Ended
Oct. 31, 2020
Expected volatility, minimum	89.00%
Expected volatility, maximum	95.00%
Expected dividends	0.00%
Expected term, minimum	4 years 11 months 1 day
Expected term, maximum	5 years
Risk-free interest rate, minimum	0.27%
Risk-free interest rate, maximum	0.29%